Related Party Balance and Transactions - Schedule of Related Party (Details)		6 Months Ended						12 Months Ended
		Sep. 30, 2025 HKD ($)		Sep. 30, 2025 USD ($)		Sep. 30, 2024 HKD ($)		Mar. 31, 2025 HKD ($)		Mar. 31, 2025 USD ($)		Mar. 31, 2024 HKD ($)		Sep. 30, 2025 USD ($)		Mar. 31, 2025 USD ($)
Act Media Co. Limited [Member]
Schedule of Related Party [Line Items]
Due from a related party		$ 522,164						$ 54,200	[1]			$ 103,000	[2]	$ 67,108		$ 6,967	[2]
Due to related parties		503,650	[3]					54,075	[3]			1,670,702	[4]	64,729	[3]	6,951	[4]
Pump Studio Limited [Member]
Schedule of Related Party [Line Items]
Due from a related party								190,000	[5]			190,000	[6]			24,422	[6]
Related Party [Member]
Schedule of Related Party [Line Items]
Due from a related party		522,164						244,200				293,000		67,108		31,389
Due to related parties		1,756,141						1,463,478				1,876,580		225,698		188,111
Mr. Shum Tsz Cheung [Member]
Schedule of Related Party [Line Items]
Due to related parties		1,244,821	[7]					1,409,403	[7]			3	[8]	$ 159,984	[7]	181,160	[8]
I am Media Limited [Member]
Schedule of Related Party [Line Items]
Due to related parties	[9]											205,875
Advertising service fee paid to Act Media Co. Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions		503,650	[10]	$ 64,729	[10]	$ 839,421	[10]	1,415,546	[11]	$ 181,949,000,000	[11]	3,934,433	[11]
Celebrity fee paid to Act Media Co. Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[12]							23,300		2,995,000,000		28,200
Advertising service fee paid to I am Media Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions		47,250	[10]	6,073	[10]	71,250	[10]	189,375	[11]	24,342,000,000	[11]	535,875	[11]
Advertising service fee paid to Pump Studio Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[11]											17,500
Other Cost Paid to Pump Studio Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions			[13]		[13]	18,467	[13]	18,467	[14]	2,374,000,000	[14]		[14]
Advertising services fee received from Act Media Co. Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions		25,000	[15]	3,213	[15]	33,600	[15]	33,600	[16]	4,319,000,000	[16]	46,000	[16]
Celebrity Fee Received From Act Media Co. Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions		761,664	[17]	97,889	[17]	129,500	[17]	290,200	[18]	37,301,000,000	[18]	1,045,200	[18]
Advertising services fee received from Pump Studio Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions			[15]		[15]	$ 10,000	[15]	157,850	[16]	20,289,000,000	[16]	165,000	[16]
Other Services Fee Received From Pump Studio Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[19]											$ 190,000

[1]	The balance represented the account receivable from Act Media Co. Limited which were advertising service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.
[2]	The balance represented the account receivable from Act Media Co. Limited which were advertising service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.
[3]	The balance represented the account payable from Act Media Co. Limited which were advertising service that provided to the Company. The amount was trade in nature, unsecured, interest-free and within general credit period.
[4]	The balance represented the account payable from Act Media Co. Limited which were advertising service that provided to the Company. The amount was trade in nature, unsecured, interest-free and within general credit period.
[5]	The balance represented the account receivable from Pump Studio Limited which was other service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.
[6]	The balance represented the account receivable from Pump Studio Limited which was other service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.
[7]	The balance represented the advance from the shareholder. The amount was unsecured, interest-free and repayable on demand.
[8]	The balance represented the advance from the shareholder. The amount was unsecured, interest-free and repayable on demand.
[9]	The balance represented the account payable from I am Media Limited which were advertising service that provided to the Company. The amount was trade in nature, unsecured, interest-free and within general credit period.
[10]	Act Media Co. Limited and I am Media Limited provided online and offline advertising and web banner services for the Company and the related parties charged an advertising fee for providing such services. The price was agreed between both parties and the advertising service was charged with reference to the market price of the advertising service. The advertising service was recorded as advertising fee in the cost of services.
[11]	Act Media Co. Limited, I am Media Limited and Pump Studio Limited provided online and offline advertising and web banner services for the Company and the related parties charged an advertising fee for providing such services. The price was agreed between both parties and the advertising service was charged with reference to the market price of the advertising service. The advertising service was recorded as advertising fee in the cost of services.
[12]	Act Media Co. Limited and Pump Studio Limited charged the Company for a fee for soliciting celebrity to promote the customers’ advertising campaigns. The amount was recorded in the Company’s cost of service.
[13]	Pump Studio Limited charged the Company for other cost of the Company. The amount was recorded in the Company’s cost of service.
[14]	Pump Studio Limited charged the Company for other cost of the Company. The amount was recorded in the Company’s cost of service.
[15]	The Company mainly provided online and offline advertising service for Act Media Co. Limited and Pump Studio Limited and the Company charged a fee for the service. The online and offline advertising fee was recorded as revenue.
[16]	The Company mainly provided online and offline advertising service for Act Media Co. Limited and Pump Studio Limited and the Company charged a fee for the service. The online and offline advertising fee was recorded as revenue.
[17]	The Company solicited celebrities for Act Media Co. Limited to promote the customers’ advertising campaigns. The celebrity fee was recorded as revenue.
[18]	The Company solicited celebrities for Act Media Co. Limited to promote the customers’ advertising campaigns. The celebrity fee was recorded as revenue.
[19]	The Company provided administrative services for Pump Studio Limited to promote the customers’ advertising campaigns. The other services was recorded as revenue.